Investment in Marketable Securities	9 Months Ended
Mar. 31, 2024
Investment in Marketable Securities [Abstract]
Investment in marketable securities

Note 9 – Investment in marketable securities

On July 19 2023 (“Commencement Date”), the Company entered into a software developing agreement (“Developing Agreement”) with VCI Global Limited (“VCI”), an unrelated third party for collaboration and co-operating in the development of an artificial intelligence powered travel platform, the (“Platform”). Pursuant to the Software Development Agreement, VCI shall remit payment of cash in $1,000,000 or issuance and the allotment of ordinary shares in VCI with an equivalent value of $1,000,000 (“VCIG Shares”) within ten business days from the Commencement Date to the Company as service consideration. Both the Company and VCI had agreed that VCI to issued 286,533 shares of VCIG Shares at $3.49 per share based on 5-day volume weighted average price to the Company as a service consideration in developing above mentioned Platform. The VCIG Shares shall be issued on a restricted stock basis for a period of six (6) months from the commencement date of the Software Developing Agreement.

	As of March 31, 2024	As of June 30, 2023
	(Unaudited)	(Audited)
Cost of investment	$1,000,000	$-
Cumulative unrealized loss on marketable equity securities	(699,140)	-
Investment in marketable securities	$300,860	$-

For the three and nine months ended March 31, 2024, unrealized loss on marketable equity securities were $346,705 and $699,140, respectively.